Goodwill - Schedule of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	£ 9,532	£ 4,588
Exchange adjustments	315	223
Acquisition of NGED (note 37)		4,721
Goodwill at end of period	£ 9,847	£ 9,532